Segment Information (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 1,254,456	$ 1,169,747	$ 1,087,431
Long-lived assets	418,932	371,792
NETHERLANDS
Net sales	23,700	23,900	21,500
Long-lived assets	400	1,100
Europe [Member]
Net sales	459,321	444,441	398,029
Long-lived assets	$ 272,227	$ 259,220